Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Summary Of Intangible Assets, Net Of Accumulated Amortization Included In The Consolidated Statements
The following is a summary of intangible assets, net of accumulated amortization, included in the Consolidated Statements of Condition:
(Dollars in thousands)	Goodwill	Other Intangible Assets (a)
December 31, 2012	$134,242	$22,700
Amortization expense	-	(3,912)
Additions (b)	7,701	3,200
December 31, 2013	$141,943	$21,988
Amortization expense	-	(4,170)
Additions (b)	3,989	11,700
December 31, 2014	$145,932	$29,518
Amortization expense	-	(5,253)
Additions (b)	45,375	1,950
December 31, 2015	$191,307	$26,215

  Represents customer lists, acquired contracts, core deposit intangibles, and covenants not to compete.
  See Note 2 – Acquisitions & Divestitures for further details regarding goodwill related to acquisition.

Summary Of Gross Goodwill And Accumulated Impairment Losses And Write-Offs Detailed By Reportable Segments
	Regional	Fixed
(Dollars in thousands)	Banking	Income	Total
December 31, 2012	$36,238	$98,004	$134,242
Additions	7,701	-	7,701
Impairments	-	-	-
Divestitures	-	-	-
December 31, 2013	$43,939	$98,004	$141,943
Additions	3,989	-	3,989
Impairments	-	-	-
Divestitures	-	-	-
December 31, 2014	$47,928	$98,004	$145,932
Additions	45,375	-	45,375
Impairments	-	-	-
Divestitures	-	-	-
December 31, 2015	$93,303	$98,004	$191,307